EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - Brand Industrial Holdings Inc. $ in Millions	Jan. 31, 2020 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	17.00%
Consideration paid (received)	$ 445